Convertible Note Receivable - Additional Information (Detail) HKD in Thousands			1 Months Ended				12 Months Ended
	Jun. 07, 2011 CNY (¥)	Mar. 23, 2006 HKD	Jul. 31, 2007 CNY (¥)	Jul. 31, 2007 HKD	Jun. 30, 2007 CNY (¥)	Jun. 30, 2007 HKD	Dec. 31, 2013 shares	Dec. 31, 2011 CNY (¥)	Dec. 31, 2012 shares	Jun. 07, 2011 HKD
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument, maturity date							Jun. 07, 2011
Percentage of principal amount of notes outstanding	110.00%
Convertible note integral multiple principal amount										HKD 1,000
Principal amount of convertible notes exercise of conversion rights			¥ 74,458,000	HKD 79,000	¥ 148,916,000	HKD 158,000		¥ 0
Convertible notes amortized cost effective interest rate	6.50%									6.50%
Convertible notes remaining outstanding										HKD 63,000
Convertible notes remaining outstanding accrued interest	¥ 59,778,000									10,800
Right to Exchange [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible note integral multiple principal amount										HKD 10,000
Spin Off [Member] | Right to Exchange [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of convertible note integral multiple principal amount	50.00%
Rosedale Hotel Holdings Limited [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest percentage							7.40%		7.40%
Rosedale Hotel Holdings Limited [Member] | Available-for-sale Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of share in equity interest | shares							43,325,554		43,325,554
Rosedale Hotel Holdings Limited [Member] | Trading Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of share in equity interest | shares							5,334,860		5,334,860
2% Convertible exchangeable notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Date of agreement							Mar. 23, 2006
Notes receivable aggregate principal amount		HKD 1,000,000
Percentage of subscriptions receivable interest rate		2.00%
2% Convertible exchangeable notes [Member] | Other Subscribers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable aggregate principal amount		HKD 700,000
2% Convertible exchangeable notes [Member] | China Enterprises Limited [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable aggregate principal amount		HKD 300,000